Called up share capital and other equity instruments - Called up share capital and share premium (Details) - GBP (£) £ / shares in Units, £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 797,000	£ 797,000
Share premium account	3,582,000	1,004,000
Called up share capital and share premium	£ 4,379,000	£ 1,801,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)	£ 1.00
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares)	796,969,115	796,969,113	796,969,112
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 797,000	£ 797,000	£ 797,000
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)	£ 0.01
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding balance (in shares)	35,000,000	35,000,000
Reconciliation of Issued Capital [Roll Forward]
Called up share capital	£ 172	£ 172,000